UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24023

REX ETF Trust

(Exact name of registrant as specified in charter)

777 Brickell Avenue Suite 500

Miami, FL 33131
(Address of principal executive offices) (Zip code)

Greg King

777 Brickell Avenue Suite 500

Miami, FL 33131
(Name and address of agent for service)

(203) 654-7008

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Rex COIN Growth & Income ETF
COII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Rex COIN Growth & Income ETF for the period of June 3, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.rexshares.com/coii/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex COIN Growth & Income ETF	$9	1.10%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,100,431	Portfolio Turnover	0%
Number of Holdings	7
Visit https://www.rexshares.com/coii/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (80.8%)
Purchased Options (15.6%)
Money Market Funds (4.8%)
Written Options (-2.1%)
Cash & Other (0.9%)

Top 10 Issuers	(%)
United States Treasury Bill	80.7%
Coinbase Global, Inc.	13.5%
First American Government Obligations Fund	4.8%
MANAGED DISTRIBUTIONS
The Fund has weekly managed distributions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/coii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
Rex COIN Growth & Income ETF	PAGE 1	TSR-SAR-761562107

Rex MSTR Growth & Income ETF
MSII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Rex MSTR Growth & Income ETF for the period of June 3, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.rexshares.com/msii/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex MSTR Growth & Income ETF	$8	1.02%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$10,068,501	Portfolio Turnover	0%
Number of Holdings	7
Visit https://www.rexshares.com/msii/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (86.4%)
Purchased Options (12.2%)
Money Market Funds (5.0%)
Written Options (-3.3%)
Cash & Other (-0.3%)

Top 10 Issuers	(%)
United States Treasury Bill	86.4%
Microstrategy, Inc.	9.0%
First American Government Obligations Fund	5.0%
MANAGED DISTRIBUTIONS
The Fund has weekly managed distributions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/msii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
Rex MSTR Growth & Income ETF	PAGE 1	TSR-SAR-761562206

Rex NVDA Growth & Income ETF
NVII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Rex NVDA Growth & Income ETF for the period of May 27, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.rexshares.com/nvii/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex NVDA Growth & Income ETF	$10	1.02%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,051,217	Portfolio Turnover	0%
Number of Holdings	6
Visit https://www.rexshares.com/nvii/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (87.8%)
Purchased Options (12.0%)
Money Market Funds (1.3%)
Written Options (-1.1%)
Cash & Other (0.0%)

Top 10 Issuers	(%)
United States Treasury Bill	87.8%
Nvidia Corp.	10.9%
First American Government Obligations Fund	1.3%
MANAGED DISTRIBUTIONS
The Fund has weekly managed distributions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/nvii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
Rex NVDA Growth & Income ETF	PAGE 1	TSR-SAR-761562305

Rex TSLA Growth & Income ETF
TSII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Rex TSLA Growth & Income ETF for the period of June 3, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.rexshares.com/tsii/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex TSLA Growth & Income ETF	$8	1.09%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,772,727	Portfolio Turnover	0%
Number of Holdings	6
Visit https://www.rexshares.com/tsii/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (96.7%)
Money Market Funds (5.4%)
Purchased Options (5.1%)
Written Options (-7.2%)
Cash & Other (0.0%)

Top 10 Issuers	(%)
United States Treasury Bill	96.8%
First American Government Obligations Fund	5.4%
Tesla, Inc.	-2.1%
MANAGED DISTRIBUTIONS
The Fund has weekly managed distributions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/tsii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
Rex TSLA Growth & Income ETF	PAGE 1	TSR-SAR-761562404

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
REX ETF TRUST
REX COIN Growth & Income ETF
REX MSTR Growth & Income ETF
REX NVDA Growth & Income ETF
REX TSLA Growth & Income ETF
Financial Statements
June 30, 2025 (Unaudited)

Rex COIN Growth & Income ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 15.6%(a)
Call Options - 15.6%
Coinbase Global, Inc., Expiration: 07/18/2025; Exercise Price: $308.38(b)(c)	$2,453,430	70	$327,747
TOTAL PURCHASED OPTIONS (Cost $205,519)			327,747
		Shares
SHORT-TERM INVESTMENTS - 85.6%
Money Market Funds - 4.8%
First American Government Obligations Fund - Class X, 4.25%(d)		101,531	101,531
		Par
U.S. Treasury Bills - 80.8%
4.10%, 07/24/2025(e)		$1,700,000	1,695,481
TOTAL SHORT-TERM INVESTMENTS (Cost $1,797,068)			1,797,012
TOTAL INVESTMENTS - 101.2% (Cost $2,002,587)			$2,124,759
Liabilities in Excess of Other Assets - (1.2)%			(24,328)
TOTAL NET ASSETS - 100.0%			$2,100,431
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

Rex COIN Growth & Income ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%
Call Options - (0.8)%
Coinbase Global, Inc.(a)(b)
Expiration: 07/03/2025; Exercise Price: $360.50	$(806,127)	(23)	$(10,457)
Expiration: 07/03/2025; Exercise Price: $357.50	(350,490)	(10)	(5,220)
Expiration: 07/03/2025; Exercise Price: $360.53	(35,049)	(1)	(454)
Total Call Options			(16,131)
Put Options - (1.3)%
Coinbase Global, Inc., Expiration: 07/18/2025; Exercise Price: $308.41(a)(b)	(2,453,430)	(70)	(27,816)
TOTAL WRITTEN OPTIONS (Premiums received $135,520)			$(43,947)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

REX MSTR GROWTH & INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.2%(a)
Call Options - 12.2%
Microstrategy, Inc., Expiration: 07/18/2025; Exercise Price: $369.70(b)(c)	$12,369,438	306	$1,231,267
TOTAL PURCHASED OPTIONS (Cost $792,407)			1,231,267
		Shares
SHORT-TERM INVESTMENTS - 91.4%
Money Market Funds - 5.0%
First American Government Obligations Fund - Class X, 4.25%(d)		500,887	500,887
		Par
U.S. Treasury Bills - 86.4%
4.10%, 07/24/2025(e)		$8,720,000	8,696,824
TOTAL SHORT-TERM INVESTMENTS (Cost $9,198,018)			9,197,711
TOTAL INVESTMENTS - 103.6% (Cost $9,990,425)			$10,428,978
Liabilities in Excess of Other Assets - (3.6)%			(360,477)
TOTAL NET ASSETS - 100.0%			$10,068,501
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

REX MSTR GROWTH & INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Call Options - (1.8)%
Microstrategy, Inc.(a)(b)
Expiration: 07/03/2025; Exercise Price: $391.56	(4,486,953)	(111)	$(166,683)
Expiration: 07/03/2025; Exercise Price: $412.31	(1,576,497)	(39)	(14,976)
Expiration: 07/03/2025; Exercise Price: $391.60	(40,423)	(1)	(1,498)
Total Call Options			(183,157)
Put Options - (1.5)%
Microstrategy, Inc., Expiration: 07/18/2025; Exercise Price: $369.74(a)(b)	(12,369,438)	(306)	(145,739)
TOTAL WRITTEN OPTIONS (Premiums received $537,014)			$(328,896)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

Rex NVDA Growth & Income ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.0%(a)
Call Options - 12.0%
Nvidia Corp., Expiration: 07/18/2025; Exercise Price: $143.85(b)(c)	$7,441,329	471	$723,376
TOTAL PURCHASED OPTIONS (Cost $300,225)			723,376
		Shares
SHORT-TERM INVESTMENTS - 89.1%
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.25%(d)		78,723	78,723
		Par
U.S. Treasury Bills - 87.8%
4.10%, 07/24/2025(e)		$5,330,000	5,315,834
TOTAL SHORT-TERM INVESTMENTS (Cost $5,394,793)			5,394,557
TOTAL INVESTMENTS - 101.1% (Cost $5,695,018)			$6,117,933
Liabilities in Excess of Other Assets - (1.1)%			(66,716)
TOTAL NET ASSETS - 100.0%			$6,051,217
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

Rex NVDA Growth & Income ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (0.3)%
Nvidia Corp.(a)(b)
Expiration: 07/03/2025; Exercise Price: $160.92	$(15,799)	(1)	$(78)
Expiration: 07/03/2025; Exercise Price: $160.91	(3,696,966)	(234)	(18,263)
Total Call Options			(18,341)
Put Options - (0.8)%
Nvidia Corp., Expiration: 07/18/2025; Exercise Price: $143.86(a)(b)	(7,441,329)	(471)	(45,466)
TOTAL WRITTEN OPTIONS (Premiums received $263,645)			$(63,807)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

Rex TSLA Growth & Income ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 5.1%(a)
Call Options - 5.1%
Tesla, Inc., Expiration: 07/18/2025; Exercise Price: $322.16(b)(c)	$3,367,196	106	$140,897
TOTAL PURCHASED OPTIONS (Cost $228,751)			140,897
		Shares
SHORT-TERM INVESTMENTS - 102.1%
Money Market Funds - 5.4%
First American Government Obligations Fund - Class X, 4.25%(d)		148,427	148,427
		Par
U.S. Treasury Bills - 96.7%
4.09%, 07/24/2025(e)		$2,690,000	2,682,851
TOTAL SHORT-TERM INVESTMENTS (Cost $2,831,421)			2,831,278
TOTAL INVESTMENTS - 107.2% (Cost $3,060,172)			$2,972,175
Liabilities in Excess of Other Assets - (7.2)%			(199,448)
TOTAL NET ASSETS - 100.0%			$2,772,727
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

Rex TSLA Growth & Income ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.2)%
Call Options - (0.7)%
Tesla, Inc.(a)(b)
Expiration: 07/03/2025; Exercise Price: $330.10	$(1,651,832)	(52)	$(18,377)
Expiration: 07/03/2025; Exercise Price: $330.13	(31,766)	(1)	(353)
Total Call Options			(18,730)
Put Options - (6.5)%
Tesla, Inc., Expiration: 07/18/2025; Exercise Price: $322.19(a)(b)	(3,367,196)	(106)	(180,184)
TOTAL WRITTEN OPTIONS (Premiums received $238,305)			$(198,914)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

REX ETF TRUST
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Rex COIN Growth & Income ETF	Rex MSTR Growth & Income ETF	Rex NVDA Growth & Income ETF	Rex TSLA Growth & Income ETF
ASSETS:
Investments, at value	$2,124,759	$10,428,978	$6,117,933	$2,972,175
Receivable for fund shares sold	600,298	2,582,020	—	—
Receivable for investments sold	13,013	54,609	—	—
Interest receivable	232	797	175	424
Cash	—	—	—	—
Prepaid expenses and other assets	—	—	—	—
Total assets	2,738,302	13,066,404	6,118,108	2,972,599
LIABILITIES:
Written option contracts, at value	43,947	328,896	63,807	198,914
Payable for investments purchased	592,764	2,565,286	—	—
Payable to adviser	1,160	3,721	3,084	958
Due to adviser	—	100,000	—	—
Total liabilities	637,871	2,997,903	66,891	199,872
NET ASSETS	$2,100,431	$10,068,501	$6,051,217	$2,772,727
Net Assets Consist of:
Paid-in capital	$1,743,803	$9,831,668	$5,553,257	$2,795,478
Total distributable earnings/(accumulated losses)	356,628	236,833	497,960	(22,751)
Total net assets	$2,100,431	$10,068,501	$6,051,217	$2,772,727
Net assets	$2,100,431	$10,068,501	$6,051,217	$2,772,727
Shares issued and outstanding(a)	70,000	390,000	210,000	120,000
Net asset value per share	$30.01	$25.82	$28.82	$23.11
Cost:
Investments, at cost	$2,002,587	$9,990,425	$5,695,018	$3,060,172
PROCEEDS:
Written options premium received	$135,520	$537,014	$263,645	$238,305

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

REX ETF TRUST
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	Rex COIN Growth & Income ETF	Rex MSTR Growth & Income ETF	Rex NVDA Growth & Income ETF	Rex TSLA Growth & Income ETF
INVESTMENT INCOME:
Interest income	$4,731	$17,991	$13,435	$5,029
Total investment income	4,731	17,991	13,435	5,029
EXPENSES:
Investment advisory fee	1,160	3,721	3,125	958
Interest expense	125	125	100	100
Total expenses	1,285	3,846	3,225	1,058
NET INVESTMENT INCOME	3,446	14,145	10,210	3,971
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	360,395	(261,432)	20,987	(40,024)
Written option contracts expired or closed	(171,258)	(37,451)	(68,608)	97,989
Net realized gain (loss)	189,137	(298,883)	(47,621)	57,965
Net change in unrealized appreciation (depreciation) on:
Investments	122,172	438,553	422,915	(87,997)
Written option contracts	91,573	208,118	199,838	39,391
Net change in unrealized appreciation (depreciation)	213,745	646,671	622,753	(48,606)
Net realized and unrealized gain (loss)	402,882	347,788	575,132	9,359
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$406,328	$361,933	$585,342	$13,330

The accompanying notes are an integral part of these financial statements.

10

REX ETF TRUST
Statements of Changes in Net Assets
Period Ended June 30, 2025 (Unaudited)

	Rex COIN Growth & Income ETF(a)	Rex MSTR Growth & Income ETF(a)	Rex NVDA Growth & Income ETF(b)	Rex TSLA Growth & Income ETF(a)
OPERATIONS:
Net investment income (loss)	$3,446	$14,145	$10,210	$3,971
Net realized gain (loss)	189,137	(298,883)	(47,621)	57,965
Net change in unrealized appreciation (depreciation)	213,745	646,671	622,753	(48,606)
Net increase (decrease) in net assets from operations	406,328	361,933	585,342	13,330
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(49,700)	(125,100)	(87,382)	(36,081)
Total distributions to shareholders	(49,700)	(125,100)	(87,382)	(36,081)
CAPITAL TRANSACTIONS:
Shares sold	3,356,693	11,031,233	5,553,257	2,795,478
Shares redeemed	(1,612,890)	(1,199,565)	—	—
Net increase (decrease) in net assets from capital transactions	1,743,803	9,831,668	5,553,257	2,795,478
NET INCREASE (DECREASE) IN NET ASSETS	2,100,431	10,068,501	6,051,217	2,772,727
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$2,100,431	$10,068,501	$6,051,217	$2,772,727
SHARES TRANSACTIONS
Shares sold	130,000	440,000	210,000	120,000
Shares redeemed	(60,000)	(50,000)	—	—
Total increase (decrease) in shares outstanding	70,000	390,000	210,000	120,000

(a)	Inception date of the Fund was June 3, 2025.
(b)	Inception date of the Fund was May 27, 2025.
The accompanying notes are an integral part of these financial statements.

11

Rex COIN Growth & Income ETF
Financial Highlights

Period Ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.04
INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized gain (loss) on investments(c)	5.67
Total from investment operations	5.72
LESS DISTRIBUTIONS FROM:
Return of capital	(0.75)
Total distributions	(0.75)
Net asset value, end of period	$30.01
TOTAL RETURN(d)	23.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,100
Ratio of expenses to average net assets(e)	1.10%
Ratio of interest expense to average net assets(e)	0.11%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.94%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was June 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

Rex MSTR Growth & Income ETF
Financial Highlights

Period Ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	1.16
Total from investment operations	1.23
LESS DISTRIBUTIONS FROM:
Return of capital	(0.44)
Total distributions	(0.44)
Net asset value, end of period	$25.82
TOTAL RETURN(d)	5.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,069
Ratio of expenses to average net assets(e)	1.02%
Ratio of interest expense to average net assets(e)	0.03%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.76%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was June 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

Rex NVDA Growth & Income ETF
Financial Highlights

Period Ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments(c)	4.29
Total from investment operations	4.37
LESS DISTRIBUTIONS FROM:
Return of capital	(0.57)
Total distributions	(0.57)
Net asset value, end of period	$28.82
TOTAL RETURN(d)	17.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,051
Ratio of expenses to average net assets(e)	1.02%
Ratio of interest expense to average net assets(e)	0.03%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.23%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was May 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

Rex TSLA Growth & Income ETF
Financial Highlights

Period Ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.04
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	(1.50)
Total from investment operations	(1.43)
LESS DISTRIBUTIONS FROM:
Return of capital	(0.50)
Total distributions	(0.50)
Net asset value, end of period	$23.11
TOTAL RETURN(d)	−5.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,773
Ratio of expenses to average net assets(e)	1.09%
Ratio of interest expense to average net assets(e)	0.10%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	4.10%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was June 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The REX COIN Growth & Income ETF, REX MSTR Growth & Income ETF, REX NVDA Growth & Income ETF, and the REX TSLA Growth & Income ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of REX ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on October 24, 2024. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). REX Advisers, LLC (“REX” or the “Adviser”) serves as investment adviser to the Funds and Vident Asset Management (“Vident” or the “Sub-Adviser”), serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
REX COIN Growth & Income ETF (the “COII ETF”)	June 3, 2025
REX MSTR Growth & Income ETF (the “MSII ETF”)	June 3, 2025
REX NVDA Growth & Income ETF (the “NVII ETF”)	May 27, 2025
REX TSLA Growth & Income ETF (the “TSII ETF”)	June 3, 2025

The investment objective for each Fund is to pay weekly distributions.
The COII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Coinbase Global, Inc.
The MSII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Strategy, Inc., formerly known as MicroStrategy, Inc.
The NVII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Nvidia Corporation.
The TSII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Tesla, Inc.
Coinbase Global, Inc. (“COIN”), MicroStrategy, Inc. (“MSTR”), Nvidia Corporation (“NVDA”), and Tesla, Inc. (“TSLA”) (each an “Underlying Security” and collectively the “Underlying Securities”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of

16

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
Options Contracts. Under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the option contracts. The following procedures will be used each day to determine whether the closing option quotations are reflective of the option contract values as of the stock market close.
On days when the closing market quotations for option contracts are not considered to be reflective of their value as of the stock market close (as described above), each of the option contracts held by the Fund will be priced at the average of the bid and asked quotations as of the stock market close by reference to timestamped quotes obtained from Bloomberg.
If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close.
Swap Contracts. Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying benchmark that the contract is tracking.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

17

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2025:
COII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$327,747	$—	$327,747
Money Market Funds	101,531	—	—	101,531
U.S. Treasury Bills	—	1,695,481	—	1,695,481
Total Investments	$101,531	$2,023,228	$—	$2,124,759
Liabilities:
Other Financial Instruments:
Written Options	$—	$(43,947)	$—	$(43,947)
Total Other Financial Instruments	$—	$(43,947)	$—	$(43,947)

MSII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,231,267	$—	$1,231,267
Money Market Funds	500,887	—	—	500,887
U.S. Treasury Bills	—	8,696,824	—	8,696,824
Total Investments	$500,887	$9,928,091	$—	$10,428,978
Liabilities:
Other Financial Instruments:
Written Options	$—	$(328,896)	$—	$(328,896)
Total Other Financial Instruments	$—	$(328,896)	$—	$(328,896)

NVII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$723,376	$—	$723,376
Money Market Funds	78,723	—	—	78,723
U.S. Treasury Bills	—	5,315,834	—	5,315,834
Total Investments	$78,723	$6,039,210	$—	$6,117,933
Liabilities:
Other Financial Instruments:
Written Options	$—	$(63,807)	$—	$(63,807)
Total Other Financial Instruments	$—	$(63,807)	$—	$(63,807)

18

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
TSII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$140,897	$—	$140,897
Money Market Funds	148,427	—	—	148,427
U.S. Treasury Bills	—	2,682,851	—	2,682,851
Total Investments	$78,723	$2,823,748	$—	$2,972,175
Liabilities:
Other Financial Instruments:
Written Options	$—	$(198,914)	$—	$(198,914)
Total Other Financial Instruments	$—	$(198,914)	$—	$(198,914)

Refer to the Schedules of Investments for further disaggregation of investment categories.
B.
Derivatives Instruments. Each Fund will buy and write (sell) options on securities, indexes and other assets for the purpose of realizing their investment objective. By buying a call option, each Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option each Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, each Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, each Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, each Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for each Fund to write call options on assets held by each Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.
If each Fund that writes an option wishes to terminate the Funds’ obligation, each Fund may effect a “closing purchase transaction.” Each Fund accomplishes this by buying an option of the same series as the option previously written by each Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, each Fund which is the holder of an option may liquidate their position by effecting a “closing sale transaction.” Each Fund accomplishes this by selling an option of the same series as the option previously purchased by the Funds. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. Each Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Funds if the premium, plus commission costs,

19

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
paid by the Funds to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by each Fund on the sale of the call or the put option. Each Fund also will realize a gain if a call or put option which each Fund has written lapses unexercised, because each Fund would retain the premium.
Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Funds. If an options market were to become unavailable, the Funds would be unable to realize their profits or limit their losses until the Funds could exercise options they hold, and each Fund would remain obligated until options they wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Securities self-regulatory organizations (e.g., the exchanges and the Financial Industry Regulatory Authority (“FINRA”)) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Funds may buy or sell. While each Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Funds transact in options, it is required to agree in writing to be bound by relevant position limits.
FLEX Options. The Funds will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.
Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Funds may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of each Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Funds’ Shares and result in the Funds being unable to achieve their investment objective. Less liquidity in the trading of each Fund’s FLEX Options could have an impact on the prices paid or received by the Funds for the FLEX Options in connection with creations and redemptions of each Fund’s Shares. Depending on the nature of this impact to pricing, the Funds may be forced to pay more for redemptions (or receive less for creations) than the price at which they currently value the FLEX Options. Such overpayment or under collection could reduce each Fund’s ability to achieve their investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.
Swap Agreements. The Funds may also enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or

20

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. The Funds may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, each Fund’s counterparty will agree to pay a Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. Each Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount. As a result, the swap has a similar economic effect as if the Funds were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Funds on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Funds on the notional amount. However, unlike cash investments in the underlying assets, the Funds will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.
By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.
Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
For the period ended June 30, 2025, each Fund’s monthly average notional amount are described below:

	Average Notional Amount
Fund:	Purchased Options	Written Options
COII ETF	$2,453,430	$(3,645,096)
MSII ETF	12,369,438	(18,473,311)
NVII ETF	4,342,263	(6,509,444)
TSII ETF	2,223,620	(3,303,664)

Statements of Assets and Liabilities
Fair value of derivative instruments as of June 30, 2025:

	Asset Derivatives		Liability Derivatives
	Instrument	Balance Sheet	Instrument	Balance Sheet
Fund:	Investments, at value		Written options contracts, at value
COII ETF	Purchased Options	$327,747	Written Options	$43,947
MSII ETF	Purchased Options	1,231,267	Written Options	328,896
NVII ETF	Purchased Options	723,376	Written Options	63,807
TSII ETF	Purchased Options	140,897	Written Options	198,914

21

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2025:

	Realized		Change in Unrealized
	Instrument:	Location:	Instrument:	Location:
Fund:	Net realized gain (loss) from investments		Net change in unrealized appreciation (depreciation) on investments
COII ETF	Purchased Options	$360,396	Purchased Options	$122,228
MSII ETF	Purchased Options	(261,430)	Purchased Options	438,860
NVII ETF	Purchased Options	20,984	Purchased Options	423,151
TSII ETF	Purchased Options	(40,024)	Purchased Options	(87,854)

	Realized		Change in Unrealized
	Instrument:	Location:	Instrument:	Location:
Fund:	Net realized gain (loss) from written options contracts expired or closed		Net change in unrealized appreciation (depreciation) on written options contracts
COII ETF	Written Options	$(171,258)	Written Options	$91,573
MSII ETF	Written Options	(37,451)	Written Options	208,118
NVII ETF	Written Options	(68,608)	Written Options	199,838
TSII ETF	Written Options	97,989	Written Options	39,391

C.
Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use a Fund’s fiscal year). Each Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. Each Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.
As of June 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective

22

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for each Fund are declared and paid weekly. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (the “Exchange”) is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds may not acquire any “illiquid investment” if, immediately after the acquisition, the Funds would have invested more than 15% of their net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Funds would reasonably anticipate trading, is reasonably expected to significantly affect their liquidity, and if so, each Fund must take this determination into account when classifying the liquidity of that investment or asset class.

J.
Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a

23

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.
NOTE 3 – PRINCIPAL INVESTMENT RISKS
COINBASE GLOBAL, INC. INVESTING RISKS (REX COIN Growth & Income ETF). As of the date of the COIII ETF’s Prospectus, COIN faces risks associated with companies in the capital markets industry and financials sector, as well as those relating to the “crypto industry ecosystem.” The technology relating to the crypto industry ecosystem is new and developing and the risks associated with crypto assets may not fully emerge until the technology is widely used. Technologies utilizing cryptography are used by companies to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. Cryptography refers to a set of techniques designed to allow for secure communication in the presence of adversarial behavior. Blockchain is a well-known example of a technology that relies on cryptography. A blockchain is comprised of unchangeable, digitally recorded data in packages called “blocks.” These digitally recorded blocks of data are stored in a linear “chain.” Each block in the chain contains data (e.g., a transaction), that is cryptographically connected to the previous-block in the chain, ensuring all data in the overall “blockchain” has not been tampered with and remains unchanged. The cryptographic keys necessary to transact a crypto asset maybe subject to theft, loss, or destruction, which could adversely affect a company’s business or operations if it were dependent on such an asset. Competing platforms and technologies may be developed such that consumers or investors use an alternative to crypto assets. There may be risks posed by the lack of regulation for crypto assets and any future regulatory developments could affect the viability and expansion of the use of crypto technologies. Recently, U.S. securities regulators have brought actions against companies operating in the crypto industry ecosystem for violations of U.S. securities laws. To the extent such an action is brought against a company held by the Fund, the value of such a holding could decrease significantly. Because companies operating in the crypto industry ecosystem may operate across many national boundaries and regulatory jurisdictions, it is possible that such companies may be subject to widespread and inconsistent regulation. Companies operating in the crypto industry ecosystem that rely on third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Because many crypto assets do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of volatility, fraud or manipulation. In addition, these companies may engage in other lines of business unrelated to the crypto industry ecosystem and these lines of business could adversely affect their operating results. Such companies may be engaged in activities traditionally comprising the information technology sector and financial sectors. These companies also may not be able to develop crypto technology applications or may not be able to capitalize on those applications. Technologies also may never be fully implemented, which could adversely affect an investment in such companies. Companies that use crypto technologies may be subject to cybersecurity risk. In addition, certain features of crypto industry technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. A significant disruption of internet connectivity affecting large numbers of users or geographic areas could impede the functionality of crypto technologies. Companies that use crypto technologies may be subject to the risks posed by conflicting intellectual property claims, which may reduce confidence in the viability of a crypto asset.
COINBASE GLOBAL, INC. PERFORMANCE RISK (REX COIN Growth & Income ETF). COIN may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of COIN to decline. COIN may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance COIN may provide may not ultimately be accurate. If COIN’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by COIN could decline significantly.
COINBASE GLOBAL, INC. TRADING RISK(REX COIN Growth & Income ETF). The trading price of COIN may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market

24

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
in general, and the market for companies such as COIN in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of COIN may be traded by short sellers which may put pressure on the supply and demand for the common stock of COIN, further influencing volatility in its market price. Public perception and other factors outside of the control of COIN may additionally impact COIN’s stock price due to COIN garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against COIN, or any future stockholder litigation, could result in substantial costs and a diversion of the management of COIN’s attention and resources. If COIN’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.
MICROSTRATEGY INCORPORATED INVESTING RISKS (REX MSTR Growth & Income ETF). As of the date of the MSII ETF’s Prospectus, in addition to the risks associated with companies in the software industry and information technology sector, MSTR faces risks related to its bitcoin acquisition strategy, including: the various risks associated with bitcoin; the risks associated with bitcoin being a highly volatile asset; the risk that the company’s historical financial statements do not reflect the potential variability in earnings that the company may experience in the future relating to its bitcoin holdings; the risk that the availability of spot bitcoin exchange-traded products may adversely affect the market price of MSTR; the risk of enhanced regulatory oversight; concentration risk; liquidity risk; and counterparty risk, particularly with respect to custodians. MSTR also faces risks related to its enterprise analytics software business strategy, including: risks relating to its dependence on revenue from a single software platform and related services as well as revenue from its installed customer base; the risk that as customers increasingly shift from a product license model to a cloud subscription model, the company could face higher future rates of attrition, and such a shift could continue to affect the timing of revenue recognition or reduce product licenses and product support revenues, which could materially adversely affect the company’s operating results; the risk that if the company is unable to develop and release new software product offerings or enhancements to its existing offerings in a timely and cost-effective manner, the company’s business, operating results, and financial condition could be materially adversely affected; and the risk the company’s software may be susceptible to undetected errors, bugs, or security vulnerabilities, which could cause problems with how the software performs and, in turn, reduce demand for the company’s software, reduce its revenue, and lead to litigation claims against the company.
MICROSTRATEGY INCORPORATED PERFORMANCE RISK (REX MSTR Growth & Income ETF). MSTR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSTR to decline. MSTR may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MSTR may provide may not ultimately be accurate. If MSTR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MSTR could decline significantly.
MICROSTRATEGY INCORPORATED TRADING RISK (REX MSTR Growth & Income ETF). The trading price of MSTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as MSTR in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of MSTR, further influencing volatility in its market price. Public perception and other factors outside of the control of MSTR may additionally impact MSTR’s stock price due to MSTR garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against MSTR, or any future stockholder litigation, could result in substantial costs and a diversion of the management of MSTR’s attention and resources. If MSTR’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

25

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
NVIDIA CORPORATION INVESTING RISKS (REX NVDA Growth & Income ETF). As of the date of the NVII ETF’s Prospectus, in addition to the risks associated with companies in the semiconductors & semiconductor equipment industry and information technology sector, NVDA faces risks associated with: failure to meet the evolving needs of its large markets – gaming, datacenter, professional visualization and automotive – and identifying new products, services and technologies; competition; changes in customer demand; supply chain issues; manufacturing delays; potential significant mismatches between supply and demand giving rise to product shortages or excessive inventory; the dependence on third-parties and their technology to manufacture, assemble, test, or package its products which reduces control over product quantity and quality, manufacturing yields, development, enhancement and product delivery schedules; significant product defects; international sales and operations, including adverse economic conditions; impacts from climate change, including water and energy availability; inability to realize the potential benefits from business investments and acquisitions; concentration of revenue from a limited number of partners, distributors and customers; the ability to attract, retain and motivate executives and key employees; system security and data protection breaches, including cyberattacks; business disruptions; the proper function of its business processes and information systems; fluctuations in operating results; increased scrutiny from shareholders and regulators regarding its environmental, social and governance responsibilities could result in increased operating expenses or adversely impact its reputation or ability to attract customers or suppliers; issues related to the responsible use of artificial intelligence (AI); ability to protect its intellectual property; everchanging and increasingly stringent data privacy and security laws and regulations; as well as other regulatory, tax related and legal issues, including the changing regulations regarding AI.
NVIDIA CORPORATION PERFORMANCE RISK (REX NVDA Growth & Income ETF). NVDA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NVDA to decline. NVDA may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NVDA may provide may not ultimately be accurate. If NVDA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NVDA could decline significantly.
NVIDIA CORPORATION TRADING RISK (REX NVDA Growth & Income ETF). The trading price of NVDA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as NVDA in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NVDA may be traded by short sellers which may put pressure on the supply and demand for the common stock of NVDA, further influencing volatility in its market price. Public perception and other factors outside of the control of NVDA may additionally impact NVDA’s stock price due to NVDA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against NVDA, or any future stockholder litigation, could result in substantial costs and a diversion of the management of NVDA’s attention and resources. If NVDA’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.
TESLA, INC. INVESTING RISKS (REX TSLA Growth & Income ETF). As of the date of the TSII ETF’s prospectus, in addition to the risks associated with companies operating in the automotive industry and consumer discretionary sector, TSLA faces risks associated with: potential delays in launching and scaling production of products and features; suppliers may be unable to deliver components according to schedule or at acceptable prices or volumes; projected construction timelines may be hard to predict; growing global sales, delivery and installation capabilities as well as increasing the global vehicle charging network may be difficult; maintaining and growing access to battery cells may be difficult; the future demand for electric vehicles is unpredictable; competition is increasing from a growing list of established and new competitors; issues with manufacturing lithium-ion cells or other components for its electric vehicles; the ability to maintain and expand international operations; products or features may contain defects or take longer than expect to be fully functional; product liability claims; maintaining public credibility and confidence for the

26

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
long term, including the management of recalls and warranties; the potential for difficulties with growing or maintaining the various offered financing programs; managing ongoing obligations with the Research Foundation for the State University of New York relating to the Gigafactory New York; the ability to attract, hire and retain key employees or qualified personnel; being highly dependent on the services of Elon Musk, its Chief Executive Officer; system security and data protection breaches, including cyberattacks; the potential for union activities to cause disruptions; as well as other operational, regulatory, tax related and legal issues. Additionally, communications by Mr. Musk to the public may significantly impact the trading price of TSLA’s common stock.
TESLA, INC. PERFORMANCE RISK (REX TSLA Growth & Income ETF). TSLA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TSLA to decline. TSLA may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance TSLA may provide may not ultimately be accurate. If TSLA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by TSLA could decline significantly.
TESLA, INC. TRADING RISK (REX TSLA Growth & Income ETF). The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as TSLA in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TSLA may be traded by short sellers which may put pressure on the supply and demand for the common stock of TSLA, further influencing volatility in its market price. Public perception and other factors outside of the control of TSLA may additionally impact TSLA’s stock price due to TSLA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against TSLA, or any future stockholder litigation, could result in substantial costs and a diversion of the management of TSLA’s attention and resources. If TSLA’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.
There can be no assurance that the Funds will meet their stated objectives. Before you invest, you should consider the following supplemental disclosures pertaining to the Principal Risks set forth above as well as additional risks set forth in the Funds’ Prospectus. The significance of each risk factor may change over time and you should review each risk factor carefully. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Additional Risks of Investing in the Funds – Principal Risks.”
NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser is the investment adviser for each Fund. Under the investment management agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Management Agreement”), the Adviser is responsible for the day-to-day management of each Fund’s investments. The Adviser also: (i) furnishes each Fund with office space and certain administrative services, and (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board.
For its services, the Adviser is entitled to receive an annual management fee (“Investment Advisory Fee”), which is calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets, at the rate specified in the table below:

Fund	Investment Advisory Fee
COII ETF	0.99%
MSII ETF	0.99%
NVII ETF	0.99%
TSII ETF	0.99%

27

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
Under the Investment Management Agreement, the Adviser has agreed, at is own expense and without reimbursement from each Fund, to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Investment Management Agreement, interest expenses, taxes, acquired fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.
The Adviser has retained Vident Asset Management (the “Sub-Adviser”), an investment adviser registered with the SEC, to provide sub-advisory services for each Fund. The Sub-Adviser was formed in 2016 and provides investment advisory services to the Funds.
Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
Each Fund does not currently pay 12b-1 fees, and pursuant to a contractual arrangement, each Fund will not pay 12b-1 fees any time before April 21, 2026. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), serves as the Funds’ transfer agent, administrator and fund accountant.
Pursuant to a fund administration servicing agreement, transfer agent servicing agreement and fund accounting servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of each Fund’s Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on a Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, serves as the custodian of the Funds’ assets. U.S. Bank holds and administers the assets in a Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. U.S. Bank also is entitled to certain out-of-pocket expenses.
NOTE 5 – SEGMENT REPORTING
In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.
Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

28

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, there were no cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, options contracts, U.S. government securities, and in-kind transactions.
For the period ended June 30, 2025, there were no purchases and sales of long-term U.S. government securities.
For the period ended June 30, 2025, there were no in-kind transactions associated with creations and redemptions for the Funds.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended June 30, 2025. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. The tax character of distributions paid during the period ended June 30, 2025 (estimated) were as follows:

Fund	Distributions paid from:	June 30, 2025
COII ETF	Return of Capital	$49,700
MSII ETF	Return of Capital	125,100
NVII ETF	Return of Capital	87,382
TSII ETF	Return of Capital	36,081

NOTE 8 – SHARES TRANSACTIONS
Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, respectively, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees

29

REX ETF Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 9 – SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

30

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	REX ETF Trust

By (Signature and Title)*	/s/ Greg King
Greg King, Principal Executive Officer

Date	9/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Greg King
Greg King, Principal Executive Officer

Date	9/5/25

By (Signature and Title)*	/s/ Robert Rokose
Robert Rokose, Principal Financial Officer

Date	9/5/25

* Print the name and title of each signing officer under his or her signature.